Summary of significant accounting policies - Schedule of sales and marketing expenses (Detail) - Accounts Payable [Member] - Customer Concentration Risk [Member] - Vendor A [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Company A	15.00%	5.00%
Company A	¥ 142,715,543	¥ 26,245,483